111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

                                                                                January 3, 2017

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Series Trust IV (the "Trust") (File Nos.  2-54607 and 811-2594) on behalf of MFS® Blended Research Emerging Markets Equity Fund, MFS® Blended Research Global Equity Fund, MFS® Blended Research International Equity Fund, MFS® Global New Discovery Fund, MFS® Mid Cap Growth Fund, and MFS® U.S. Government Money Market Fund (the "Funds")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectuses and the combined Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 71 (the "Amendment") to the Trust's Registration Statement on Form N-1A.  The Amendment was filed electronically on December 28, 2016.

Please call the undersigned at (617) 954-4085 or Pat Aguiar at (617) 954-4698 with any questions you may have.

                                                         Very truly yours,

                                                                                                                                                                                      Thomas H. Connors
                                                      Thomas H. Connors
                                                      Vice President and
                                                      Associate Counsel

THC/bjn

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